Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets

Intangible assets are comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Customer contracts	67,574,728	68,720,605	9,679,095
Software	3,504,421	3,504,421	493,587
Less: Accumulated amortization - customer contracts	(64,656,059)	(64,656,059)	(9,106,615)
Less: Accumulated amortization - software	(3,365,974)	(3,504,421)	(493,587)
Intangible assets subject to amortization	3,057,116	4,064,546	572,480
Foreign currency translation adjustment	(2,918,669)	(4,064,546)	(572,480)
Intangible assets, net	138,447	—	—

Schedule of Amortization Expense

The amortization expense for the next five years and thereafter as of December 31, 2022 and 2023, are as follows:

	As of December 31
	2022	2023
	RMB	RMB
Within 1 year	30,196	-
Between 1 and 2 years	30,196	-
Between 2 and 3 years	30,196	-
Between 3 and 4 years	30,196	-
Over 4 years and thereafter	17,663	-
Total	138,447	-